Related Party Transactions - Schedule of Related Party Transactions with Golar Partners and Subsidiaries (Details) - Golar LNG Partners - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ (5,784)	$ (10,222)
Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	2,571	1,288
Ship management fees revenue
Related Party Transaction [Line Items]
Related party revenues	2,138	3,481
Charterhire expense
Related Party Transaction [Line Items]
Related party expense	(9,089)	(14,560)
Interest expense on short-term credit arrangements
Related Party Transaction [Line Items]
Interest expense, related party	0	(122)
Interest expense on deposit payable
Related Party Transaction [Line Items]
Interest expense, related party	$ (1,404)	$ (309)